CONVERTIBLE NOTE (Details Narrative) - USD ($)		12 Months Ended
	Sep. 19, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	May 15, 2023
Debt Instrument [Line Items]
Maturity date		$ 1,658,637	$ 0	$ 0
Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Maturity date	$ 1,350,000
Maturity date	Sep. 19, 2023
Long-Term Debt, Gross	$ 893,878
Embedded Derivative, Fair Value of Embedded Derivative Liability	443,208
Debt Instrument, Issued, Principal	1,500,000
Interest Payable, Current	147,130	147,130
Interest Expense, Debt		285,625	320,497
Interest Payable		$ 0	92,579
Securities Purchase Agreement [Member] | Senior Secured Convertible Note [Member]
Debt Instrument [Line Items]
Principal amount	$ 1,500,000
Securities Purchase Agreement [Member] | Convertible Note [Member]
Debt Instrument [Line Items]
Conversion of Stock, Shares Converted	449,977	449,977
Debt Instrument, Convertible, Beneficial Conversion Feature		$ 367,663
Fair value of conversion feature			378,132
Securities Purchase Agreement [Member] | Series A Warrants [Member]
Debt Instrument [Line Items]
Fair value of conversion feature		29,077	516,014
Securities Purchase Agreement [Member] | Series B Warrants [Member]
Debt Instrument [Line Items]
Fair value of conversion feature		$ 1,049,557	$ 1,049,557
Securities Purchase Agreement [Member] | Series B Warrants [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Unissued					66,667